UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square, 2500 Market Street, Suite 2020 Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Vincent T. Lowry One Commerce Square 2500 Market Street, Suite 2020 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-877-738-8870

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

REVENUESHARES LARGE CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

		Fair
Investments	Shares	Value

COMMON STOCKS—99.1%
Automobiles & Components—3.9%
Ford Motor Co. *	14,200	$81,224
General Motors Corp.	3,938	75,019
Goodyear Tire & Rubber Co. (The) *	412	10,630
Harley-Davidson, Inc.	76	2,850
Johnson Controls, Inc.	538	18,184

Total Automobiles & Components		187,907

Banks—3.4%
BB&T Corp.	174	5,578
Comerica, Inc.	60	2,105
Countrywide Financial Corp.	1,152	6,336
Fannie Mae	784	20,635
Fifth Third Bancorp	170	3,556
First Horizon National Corp.	92	1,289
Freddie Mac	762	19,294
Hudson City Bancorp, Inc.	78	1,379
Huntington Bancshares, Inc.	122	1,312
KeyCorp.	182	3,995
M&T Bank Corp.	30	2,414
Marshall & Ilsley Corp	108	2,506
MGIC Investment Corp.	42	442
National City Corp.	390	3,881
PNC Financial Services Group, Inc. (The)	78	5,114
Regions Financial Corp.	248	4,898
Sovereign Bancorp, Inc.	280	2,610
SunTrust Banks, Inc.	116	6,396
U.S. Bancorp	362	11,714
Wachovia Corp.	792	21,384
Washington Mutual, Inc.	828	8,528
Wells Fargo & Co.	964	28,052
Zions Bancorp.	42	1,913

Total Banks		165,331

Capital Goods—9.3%
3M Co.	172	13,614
Boeing Co. (The)	434	32,277
Caterpillar, Inc.	358	28,028
Cooper Industries Ltd., Class A	66	2,650
Cummins, Inc.	126	5,899
Danaher Corp.	72	5,474
Deere & Co.	152	12,227
Dover Corp.	94	3,927
Eaton Corp.	84	6,692
Emerson Electric Co.	222	11,424
Fluor Corp.	64	9,034

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Capital Goods—9.3% (continued)
General Dynamics Corp.	172	$14,340
General Electric Co.	2,696	99,779
Goodrich Corp.	52	2,991
Honeywell International, Inc.	348	19,634
Illinois Tool Works, Inc.	168	8,103
Ingersoll-Rand Co. Ltd., Class A	114	5,082
ITT Corp.	80	4,145
Jacobs Engineering Group, Inc. *	56	4,121
L-3 Communications Holdings, Inc.	70	7,654
Lockheed Martin Corp.	226	22,442
Manitowoc Co., Inc. (The)	50	2,040
Masco Corp.	328	6,504
Northrop Grumman Corp.	226	17,585
PACCAR, Inc.	182	8,190
Pall Corp.	34	1,192
Parker Hannifin Corp.	78	5,403
Precision Castparts Corp.	18	1,837
Raytheon Co.	184	11,888
Rockwell Automation, Inc.	42	2,412
Rockwell Collins, Inc.	34	1,943
Terex Corp. *	82	5,125
Textron, Inc.	106	5,875
Trane Inc.	150	6,885
Tyco International Ltd.	454	19,999
United Technologies Corp.	416	28,629
W.W. Grainger, Inc.	42	3,208

Total Capital Goods		448,252

Commercial Services & Supplies—0.6%
Allied Waste Industries, Inc. *	312	3,373
Avery Dennison Corp.	70	3,447
Cintas Corp.	68	1,941
Equifax, Inc.	28	965
Monster Worldwide, Inc. *	24	581
Pitney Bowes, Inc.	94	3,292
R.R. Donnelley & Sons Co.	174	5,274
Robert Half International, Inc.	106	2,728
Waste Management, Inc.	228	7,652

Total Commercial Services & Supplies		29,253

Consumer Durables & Apparel—2.2%
Black & Decker Corp. (The)	48	3,173
Brunswick Corp.	168	2,683
Centex Corp.	320	7,747
Coach, Inc. *	42	1,266
D.R. Horton, Inc.	636	10,016

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Consumer Durables & Apparel—2.2% (continued)
Eastman Kodak Co.	286	$5,054
Fortune Brands, Inc.	66	4,587
Harman International Industries, Inc.	30	1,306
Hasbro, Inc.	78	2,176
Jones Apparel Group, Inc.	142	1,906
KB Home	238	5,886
Leggett & Platt, Inc.	158	2,410
Lennar Corp. Class A	456	8,577
Liz Claiborne, Inc.	118	2,142
Mattel, Inc.	174	3,463
Newell Rubbermaid, Inc.	142	3,248
Nike, Inc. Class B	142	9,656
Polo Ralph Lauren Corp.	38	2,215
Pulte Homes, Inc.	642	9,341
Snap-On, Inc.	34	1,729
Stanley Works (The)	50	2,381
VF Corp.	56	4,341
Whirlpool Corp.	138	11,976

Total Consumer Durables & Apparel		107,279

Consumer Services—1.1%
Apollo Group, Inc. Class A*	20	864
Carnival Corp.	168	6,801
Darden Restaurants, Inc.	86	2,799
H&R Block, Inc.	122	2,533
International Game Technology	36	1,448
Marriott International, Inc. Class A	210	7,216
McDonald’s Corp.	226	12,604
Starbucks Corp. *	236	4,130
Starwood Hotels & Resorts Worldwide, Inc.	68	3,519
Wendy’s International, Inc.	52	1,199
Wyndham Worldwide Corp.	86	1,778
Yum! Brands, Inc.	162	6,028

Total Consumer Services		50,919

Diversified Financials—8.4%
American Capital Strategies Ltd.	30	1,025
American Express Co.	318	13,903
Ameriprise Financial, Inc.	90	4,666
Bank of America Corp.	1,610	61,035
Bank of New York Mellon Corp. (The)	152	6,343
Bear Stearns Cos., Inc. (The)	116	1,217
Capital One Financial Corp.	216	10,632
Charles Schwab Corp. (The)	134	2,523
CIT Group, Inc.	188	2,228
Citigroup, Inc.	3,102	66,445
CME Group, Inc.	2	938
Discover Financial Services	224	3,667

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Diversified Financials—8.4% (continued)
E*Trade Financial Corp. *	662	$2,555
Federated Investors, Inc. Class B	16	627
Franklin Resources, Inc.	32	3,104
Goldman Sachs Group, Inc.	230	38,040
IntercontinentalExchange, Inc. *	2	261
Janus Capital Group, Inc.	20	465
JPMorgan Chase & Co.	1,510	64,854
Legg Mason, Inc.	34	1,903
Lehman Brothers Holdings, Inc.	564	21,229
Leucadia National Corp.	10	452
Merrill Lynch & Co., Inc.	802	32,673
Moody’s Corp.	38	1,324
Morgan Stanley	1,092	49,904
Northern Trust Corp.	38	2,526
NYSE Euronext	26	1,604
SLM Corp. *	158	2,425
State Street Corp.	84	6,636
T. Rowe Price Group, Inc.	22	1,100

Total Diversified Financials		406,304

Energy—13.3%
Anadarko Petroleum Corp.	118	7,438
Apache Corp.	54	6,524
Baker Hughes, Inc.	74	5,069
BJ Services Co.	116	3,307
Cameron International Corp. *	144	5,996
Chesapeake Energy Corp.	120	5,538
Chevron Corp.	1,282	109,432
ConocoPhillips	1,242	94,653
Consol Energy, Inc.	36	2,491
Devon Energy Corp.	76	7,929
El Paso Corp.	158	2,629
ENSCO International, Inc.	24	1,503
EOG Resources, Inc.	26	3,120
Exxon Mobil Corp.	2,234	188,951
Halliburton Co.	276	10,855
Hess Corp.	238	20,987
Marathon Oil Corp.	580	26,448
Murphy Oil Corp.	132	10,842
Nabors Industries Ltd. *	110	3,715
National Oilwell Varco, Inc. *	76	4,437
Noble Corp.	30	1,490
Noble Energy, Inc.	24	1,747
Occidental Petroleum Corp.	146	10,683
Peabody Energy Corp.	58	2,958
Range Resources Corp.	72	4,568
Rowan Cos., Inc.	32	1,318
Schlumberger Ltd.	140	12,180
Smith International, Inc.	78	5,010

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Energy—13.3% (continued)
Spectra Energy Corp.	110	$2,502
Sunoco, Inc.	344	18,050
Tesoro Corp.	238	7,140
Transocean, Inc. *	24	3,245
Valero Energy Corp.	796	39,092
Weatherford International Ltd. *	68	4,928
Williams Cos., Inc. (The)	190	6,266
XTO Energy, Inc.	62	3,835

Total Energy		646,876

Food & Staples Retailing—8.5%
Costco Wholesale Corp.	542	35,214
CVS Caremark Corp.	998	40,429
Kroger Co. (The)	1,326	33,680
Safeway, Inc.	706	20,721
SUPERVALU, Inc.	464	13,911
SYSCO Corp.	612	17,760
Walgreen Co.	860	32,757
Wal-Mart Stores, Inc.	4,116	216,831
Whole Foods Market, Inc.	88	2,901

Total Food & Staples Retailing		414,204

Food Beverage & Tobacco—4.5%
Altria Group, Inc.	1,176	26,107
Anheuser-Busch Cos., Inc.	186	8,826
Archer-Daniels-Midland Co.	656	27,001
Brown-Forman Corp. Class B	20	1,324
Campbell Soup Co.	124	4,210
Coca-Cola Co. (The)	258	15,704
Coca-Cola Enterprises, Inc.	462	11,180
ConAgra Foods, Inc.	280	6,706
Constellation Brands, Inc. Class A *	126	2,226
Dean Foods Co.	260	5,223
General Mills, Inc.	120	7,186
H.J. Heinz Co.	112	5,261
Hershey Co. (The)	74	2,788
Kellogg Co.	128	6,728
Kraft Foods, Inc. Class A	618	19,164
McCormick & Co., Inc. †	44	1,627
Molson Coors Brewing Co. Class B	66	3,470
Pepsi Bottling Group, Inc.	184	6,239
PepsiCo, Inc.	288	20,794
Philip Morris International, Inc. *	85	4,299
Reynolds American, Inc.	74	4,368
Sara Lee Corp.	430	6,011

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Food Beverage & Tobacco—4.5% (continued)
Tyson Foods, Inc. Class A	1,072	$17,098
UST, Inc.	20	1,090
Wm. Wrigley Jr. Co.	48	3,016

Total Food Beverage & Tobacco		217,646

Health Care Equipment & Service—5.9%
Aetna, Inc.	270	11,364
AmerisourceBergen Corp.	876	35,898
Baxter International, Inc.	110	6,360
Becton Dickinson & Co.	46	3,949
Boston Scientific Corp. *	384	4,942
C.R. Bard, Inc.	16	1,542
Cardinal Health, Inc.	844	44,318
Cigna Corp.	190	7,708
Coventry Health Care, Inc. *	94	3,793
Covidien Ltd.	150	6,638
Express Scripts, Inc. *	150	9,648
Hospira, Inc. *	44	1,882
Humana, Inc. *	182	8,165
IMS Health, Inc.	56	1,177
Laboratory Corp. of America Holdings *	32	2,358
McKesson Corp.	820	42,943
Medco Health Solutions, Inc. *	518	22,683
Medtronic, Inc.	140	6,772
Patterson Cos., Inc. *	52	1,888
Quest Diagnostics, Inc.	70	3,169
St. Jude Medical, Inc. *	54	2,332
Stryker Corp.	48	3,122
Tenet Healthcare Corp. *	978	5,535
UnitedHealth Group, Inc.	796	27,351
Varian Medical Systems, Inc. *	20	937
WellPoint, Inc. *	414	18,270
Zimmer Holdings, Inc. *	34	2,647

Total Health Care Equipment & Service		287,391

Household & Personal Products—1.5%
Avon Products, Inc.	142	5,615
Clorox Co. (The)	44	2,492
Colgate-Palmolive Co.	100	7,791
Estee Lauder Cos., Inc. (The) Class A	92	4,218
Kimberly-Clark Corp.	152	9,812
Procter & Gamble Co.	602	42,182

Total Household & Personal Products		72,110

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Insurance—4.9%
ACE Ltd.	142	$7,819
Allstate Corp. (The)	428	20,570
AMBAC Financial Group, Inc.	24	138
Aflac, Inc.	144	9,353
American International Group, Inc.	1,282	55,446
AON Corp.	108	4,342
Assurant, Inc.	76	4,625
Chubb Corp. (The)	154	7,620
Cincinnati Financial Corp.	64	2,435
Genworth Financial, Inc. Class A	252	5,705
Hartford Financial Services Group, Inc. (The)	176	13,336
Lincoln National Corp.	104	5,408
Loews Corp.	232	9,331
Marsh & McLennan Cos., Inc.	262	6,380
MBIA, Inc.	48	587
MetLife, Inc.	484	29,166
Principal Financial Group, Inc.	102	5,683
Progressive Corp. (The)	472	7,585
Prudential Financial, Inc.	216	16,902
Safeco Corp.	64	2,808
Torchmark Corp.	34	2,044
Travelers Cos., Inc. (The)	288	13,781
Unum Group	252	5,547
XL Capital Ltd., Class A	96	2,837

Total Insurance		239,448

Materials—3.7%
Air Products & Chemicals, Inc.	58	5,336
Alcoa, Inc.	516	18,607
Allegheny Technologies, Inc.	36	2,569
Ashland, Inc.	94	4,446
Ball Corp.	96	4,410
Bemis Co. Inc.	80	2,034
Dow Chemical Co. (The)	736	27,122
E.I. Du Pont de Nemours & Co.	362	16,927
Eastman Chemical Co.	68	4,247
Ecolab, Inc.	64	2,780
Freeport-McMoRan Copper & Gold, Inc.	90	8,660
Hercules, Inc.	66	1,207
International Flavors & Fragrances, Inc.	26	1,145
International Paper Co.	384	10,445
MeadWestvaco Corp.	120	3,266
Monsanto Co.	48	5,352
Newmont Mining Corp.	68	3,080
Nucor Corp.	158	10,703
Pactiv Corp. *	70	1,835
PPG Industries, Inc.	100	6,051
Praxair, Inc.	62	5,222

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Materials—3.7% (continued)
Rohm & Haas Co.	94	$5,084
Sealed Air Corp.	116	2,929
Sigma-Aldrich Corp.	22	1,312
Titanium Metals Corp.	28	421
United States Steel Corp.	100	12,687
Vulcan Materials Co.	24	1,594
Weyerhaeuser Co.	148	9,626

Total Materials		179,097

Media—2.6%
CBS Corp. Class B	312	6,889
Clear Channel Communications, Inc.	116	3,390
Comcast Corp. Class A	846	16,362
DIRECTV Group, Inc. (The) *	408	10,114
E.W. Scripps Co. (The) Class A	34	1,428
Gannett Co., Inc.	128	3,718
Interpublic Group of Cos., Inc. *	406	3,414
McGraw-Hill Cos., Inc. (The)	88	3,252
Meredith Corp.	18	688
New York Times Co. (The) Class A	114	2,152
News Corp. Class A	806	15,113
Omnicom Group, Inc.	152	6,715
Time Warner, Inc.	1,596	22,376
Viacom, Inc., Class B *	174	6,894
Walt Disney Co. (The)	638	20,020
Washington Post Co. (The) Class B	2	1,323

Total Media		123,848

Pharmaceuticals, Biotechnology—3.0%
Abbott Laboratories	248	13,677
Allergan, Inc.	32	1,804
Amgen, Inc. *	160	6,685
Applera Corp./Applied Biosystems Group	36	1,183
Barr Pharmaceuticals, Inc. *	24	1,159
Biogen Idec, Inc. *	24	1,481
Bristol-Myers Squibb Co.	378	8,051
Celgene Corp. *	12	735
Eli Lilly & Co.	200	10,318
Forest Laboratories, Inc. *	52	2,081
Genzyme Corp. *	30	2,236
Gilead Sciences, Inc. *	52	2,680
Johnson & Johnson	508	32,954
King Pharmaceuticals, Inc. *	120	1,044
Merck & Co., Inc.	242	9,184
Millipore Corp. *	12	809
Mylan Laboratories, Inc.	76	882
PerkinElmer, Inc.	38	921
Pfizer, Inc.	1,204	25,200

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Pharmaceuticals, Biotechnology—3.0% (continued)
Schering-Plough Corp.	218	$3,141
Thermo Fisher Scientific, Inc. *	90	5,116
Waters Corp. *	10	557
Watson Pharmaceuticals, Inc. *	50	1,466
Wyeth	266	11,108

Total Pharmaceuticals, Biotechnology		144,472

Real Estate—0.5%
Apartment Investment & Management Co. Class A	28	1,003
AvalonBay Communities, Inc.	6	579
Boston Properties, Inc.	10	921
CB Richard Ellis Group, Inc. Class A *	148	3,203
Developers Diversified Realty Corp.	12	503
Equity Residential	34	1,411
General Growth Properties, Inc.	42	1,603
HCP Inc.	50	1,691
Host Hotels & Resorts, Inc.	172	2,738
Kimco Realty Corp.	12	470
Plum Creek Timber Co., Inc.	22	895
Prologis	56	3,296
Public Storage, Inc.	14	1,241
Simon Property Group, Inc.	22	2,044
Vornado Realty Trust	24	2,069

Total Real Estate		23,667

Retailing—5.7%
Abercrombie & Fitch Co. Class A	22	1,609
Amazon.com, Inc. *	82	5,847
AutoNation, Inc. *	642	9,611
Autozone, Inc. *	28	3,187
Bed Bath & Beyond, Inc. *	118	3,481
Best Buy Co., Inc.	388	16,086
Big Lots, Inc. *	156	3,479
Dillard’s, Inc. Class A	220	3,786
Expedia, Inc. *	44	963
Family Dollar Stores, Inc.	172	3,354
GameStop Corp. Class A *	20	1,034
Gap, Inc. (The)	448	8,817
Genuine Parts Co.	132	5,309
Home Depot, Inc.	1,696	47,437
IAC/InterActiveCorp. *	136	2,823
JC Penney Co., Inc.	256	9,654
Kohl’s Corp. *	172	7,377
Limited Brands, Inc.	298	5,096
Lowe’s Cos., Inc.	1,144	26,243
Macy’s, Inc.	526	12,130
Nordstrom, Inc.	132	4,303
Office Depot, Inc. *	560	6,188

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Retailing—5.7% (continued)
OfficeMax, Inc.	220	$4,211
RadioShack Corp.	138	2,243
Sears Holdings Corp. *	284	28,994
Sherwin-Williams Co. (The)	78	3,981
Staples, Inc.	424	9,375
Target Corp.	562	28,482
Tiffany & Co.	30	1,255
TJX Cos., Inc.	344	11,376

Total Retailing		277,731

Semiconductors & Semiconductor Equipment—1.0%
Advanced Micro Devices, Inc. *	382	2,250
Altera Corp.	40	737
Analog Devices, Inc.	52	1,535
Applied Materials, Inc.	322	6,282
Broadcom Corp. Class A *	82	1,580
Intel Corp.	832	17,622
KLA-Tencor Corp.	32	1,187
Linear Technology Corp.	22	675
LSI Corp. *	264	1,307
MEMC Electronic Materials, Inc. *	14	993
Microchip Technology, Inc.	20	655
Micron Technology, Inc. *	384	2,292
National Semiconductor Corp.	54	989
Novellus Systems Inc. *	38	800
NVIDIA Corp. *	52	1,029
Teradyne, Inc. *	62	770
Texas Instruments, Inc.	254	7,181
Xilinx, Inc.	50	1,188

Total Semiconductors & Semiconductor Equipment		49,072

Software & Services—2.2%
Adobe Systems, Inc. *	40	1,424
Affiliated Computer Services, Inc. Class A *	76	3,808
Akamai Technologies, Inc. *	10	282
Autodesk, Inc. *	22	693
Automatic Data Processing, Inc.	106	4,493
BMC Software, Inc. *	28	911
CA, Inc.	92	2,070
Citrix Systems, Inc. *	20	587
Cognizant Technology Solutions Corp. *	38	1,096
Computer Sciences Corp. *	168	6,853
Compuware Corp. *	80	587
Convergys Corp. *	104	1,566
eBay, Inc. *	128	3,820
Electronic Arts, Inc. *	34	1,697
Electronic Data Systems Corp.	650	10,823
Fidelity National Information Services, Inc.	64	2,441

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Software & Services—2.2% (continued)
Fiserv, Inc. *	56	$2,693
Google, Inc. Class A *	12	5,286
Intuit, Inc. *	52	1,405
Microsoft Corp.	886	25,144
Novell, Inc. *	80	503
Oracle Corp. *	500	9,780
Paychex, Inc.	28	959
Symantec Corp. *	168	2,792
Total System Services, Inc.	88	2,082
Unisys Corp. *	672	2,977
VeriSign, Inc. *	24	798
Western Union Co. (The)	122	2,595
Yahoo! Inc. *	152	4,397

Total Software & Services		104,562

Technology Hardware & Equipment—4.9%
Agilent Technologies, Inc. *	84	2,506
Apple, Inc. *	74	10,619
Ciena Corp *	10	308
Cisco Systems, Inc. *	728	17,538
Corning, Inc.	136	3,269
Dell, Inc. *	1,446	28,804
EMC Corp. *	386	5,535
Hewlett-Packard Co.	1,164	53,148
International Business Machines Corp.	530	61,024
Jabil Circuit, Inc.	436	4,125
JDS Uniphase Corp. *	62	830
Juniper Networks, Inc. *	50	1,250
Lexmark International, Inc. Class A *	86	2,642
Molex, Inc.	70	1,621
Motorola, Inc.	1,452	13,504
NetApp Inc. *	62	1,243
QLogic Corp. *	24	368
Qualcomm, Inc.	128	5,248
SanDisk Corp. *	60	1,354
Sun Microsystems Inc. *	390	6,057
Tellabs, Inc. *	166	905
Teradata Corporation *	36	794
Tyco Electronics Ltd.	214	7,344
Xerox Corp.	588	8,802

Total Technology Hardware & Equipment		238,838

Telecommunication Services—2.7%
American Tower Corp., Class A *	20	784
AT&T, Inc.	1,620	62,046
CenturyTel, Inc.	36	1,197
Citizens Communications Co.	102	1,070
Embarq Corp.	78	3,128

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Telecommunication Services—2.7% (continued)
Qwest Communications International, Inc.	1,204	$5,454
Sprint Nextel Corp.	1,548	10,356
Verizon Communications, Inc.	1,236	45,052
Windstream Corp.	146	1,745

Total Telecommunication Services		130,832

Transportation—2.0%
Burlington Northern Santa Fe Corp.	110	10,144
C.H. Robinson Worldwide, Inc.	78	4,243
CSX Corp.	140	7,850
Expeditors International Washington, Inc.	64	2,892
FedEx Corp.	208	19,275
Norfolk Southern Corp.	106	5,758
Ryder System, Inc.	90	5,482
Southwest Airlines Co.	410	5,084
Union Pacific Corp.	74	9,278
United Parcel Service, Inc. Class B	396	28,916

Total Transportation		98,922

Utilities—3.3%
AES Corp. (The) *	356	5,935
Allegheny Energy, Inc.	32	1,616
Ameren Corp.	80	3,523
American Electric Power Co., Inc.	158	6,578
Centerpoint Energy, Inc.	308	4,395
CMS Energy Corp.	226	3,060
Consolidated Edison, Inc.	154	6,114
Constellation Energy Group, Inc.	120	10,591
Dominion Resources, Inc.	196	8,005
DTE Energy Co.	110	4,278
Duke Energy Corp.	408	7,283
Dynegy Inc. Class A *	210	1,657
Edison International	136	6,667
Entergy Corp.	54	5,890
Exelon Corp.	126	10,240
FirstEnergy Corp.	104	7,136
FPL Group, Inc.	124	7,780
Integrys Energy Group, Inc.	104	4,851
Nicor, Inc.	42	1,407
NiSource, Inc.	246	4,241
Pepco Holdings, Inc.	182	4,499
PG&E Corp.	164	6,038
Pinnacle West Capital Corp.	48	1,684
PPL Corp.	76	3,490
Progress Energy, Inc.	120	5,004
Public Service Enterprise Group, Inc.	152	6,109

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Utilities—3.3% (continued)
Questar Corp.	30	$1,697
Sempra Energy	108	5,754
Southern Co.	234	8,333
TECO Energy, Inc.	116	1,850
Xcel Energy, Inc.	250	4,988

Total Utilities		160,693

Total Investments—99.1% (Cost $5,005,029)		4,804,654

Other Assets Less Liabilities—0.9%		44,438

Net Assets—100.0%		$4,849,092

* Non-income producing security.

† Non-voting shares.

See Notes to Schedule of Investments.

REVENUESHARES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

		Fair
Investments	Shares	Value

COMMON STOCKS—99.4%
Automobiles & Components—3.6%
ArvinMeritor, Inc.	3,954	$49,465
BorgWarner, Inc.	552	23,753
Gentex Corp.	174	2,984
Lear Corp. *	3,068	79,492
Modine Manufacturing Co.	460	6,665
Thor Industries, Inc.	434	12,920

Total Automobiles & Components		175,279

Banks—2.0%
Associated Banc-Corp.	308	8,203
Astoria Financial Corp.	250	6,790
Bank of Hawaii Corp.	84	4,163
Cathay General Bancorp	110	2,280
City National Corp.	94	4,649
Colonial BancGroup, Inc. (The)	568	5,470
Cullen/Frost Bankers, Inc.	100	5,304
First Community Bancorp, Inc.	46	1,235
First Niagara Financial Group, Inc.	230	3,126
FirstMerit Corp.	214	4,421
IndyMac Bancorp, Inc. *	1,580	7,837
New York Community Bancorp, Inc.	460	8,382
PMI Group, Inc. (The)	464	2,700
Radian Group, Inc.	318	2,089
SVB Financial Group *	66	2,880
Synovus Financial Corp.	374	4,136
TCF Financial Corp.	402	7,204
Washington Federal, Inc.	138	3,152
Webster Financial Corp.	196	5,463
Westamerica Bancorp	34	1,788
Wilmington Trust Corp.	162	5,038

Total Banks		96,310

Capital Goods—9.8%
AGCO Corp. *	488	29,221
Alliant Techsystems, Inc. *	152	15,737
Ametek, Inc.	230	10,099
BE Aerospace, Inc. *	472	16,496
Carlisle Cos., Inc.	366	12,239
Crane Co.	292	11,782
Donaldson Co., Inc.	208	8,378
DRS Technologies, Inc.	228	13,288
Fastenal Co.	254	11,666
Federal Signal Corp.	560	7,818
Flowserve Corp.	196	20,458
GATX Corp.	154	6,017
Graco, Inc.	116	4,206
Granite Construction, Inc.	360	11,776

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Capital Goods—9.8% (continued)
Harsco Corp.	320	$17,722
Hubbell, Inc. Class B	234	10,223
IDEX Corp.	192	5,892
Joy Global, Inc.	222	14,466
KBR, Inc.	1,182	32,778
Kennametal, Inc.	310	9,123
Lincoln Electric Holdings, Inc.	168	10,834
MSC Industrial Direct Co. Class A	192	8,112
Nordson Corp.	94	5,062
Oshkosh Corp.	580	21,042
Pentair, Inc.	506	16,141
Quanta Services, Inc. *	462	10,705
Roper Industries, Inc.	164	9,748
SPX Corp.	242	25,386
Teleflex, Inc.	242	11,546
Thomas & Betts Corp. *	198	7,201
Timken Co. (The)	826	24,549
Trinity Industries, Inc.	718	19,135
United Rentals, Inc. *	834	15,713
URS Corp. *	444	14,514
Wabtec Corp.	198	7,457

Total Capital Goods		476,530

Commercial Services & Supplies—5.0%
Brink’s Co. (The)	260	17,467
ChoicePoint, Inc. *	150	7,140
Copart, Inc. *	76	2,946
Corporate Executive Board Co.	38	1,538
Corrections Corp. of America *	776	21,356
Deluxe Corp.	276	5,302
Dun & Bradstreet Corp.	92	7,487
Herman Miller, Inc.	346	8,501
HNI Corp.	362	9,734
Kelly Services, Inc. Class A	1,536	31,580
Korn/Ferry International *	208	3,515
Manpower, Inc.	1,646	92,604
Mine Safety Appliances Co.	104	4,284
Navigant Consulting, Inc. *	306	5,808
Republic Services, Inc.	484	14,152
Rollins, Inc.	232	4,104
Stericycle, Inc. *	76	3,914

Total Commercial Services & Supplies		241,432

Consumer Durables & Apparel—5.8%
American Greetings Corp. Class A	404	7,494
Blyth, Inc.	382	7,533
Callaway Golf Co.	346	5,079
Furniture Brands International, Inc.	1,138	13,315

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Consumer Durables & Apparel—5.8% (continued)
Hanesbrands, Inc. *	772	$22,542
Hovnanian Enterprises, Inc. Class A *	3,656	38,755
MDC Holdings, Inc.	514	22,508
Mohawk Industries, Inc. *	512	36,664
NVR, Inc. *	58	34,655
Phillips-Van Heusen Corp.	272	10,314
Ryland Group, Inc.	782	25,720
Timberland Co. Class A *	500	6,865
Toll Brothers, Inc. *	1,332	31,275
Tupperware Brands Corp.	288	11,140
Warnaco Group Inc. (The) *	276	10,885

Total Consumer Durables & Apparel		284,744

Consumer Services—2.3%
Bob Evans Farms, Inc.	278	7,670
Boyd Gaming Corp.	282	5,640
Brinker International, Inc.	960	17,808
Career Education Corp. *	296	3,765
CBRL Group, Inc.	344	12,305
Cheesecake Factory (The) *	328	7,147
Chipotle Mexican Grill, Inc. Class A *	38	4,310
Corinthian Colleges, Inc. *	272	1,967
DeVry, Inc.	86	3,598
International Speedway Corp. Class A	100	4,120
ITT Educational Services, Inc. *	38	1,745
Life Time Fitness, Inc. *	62	1,935
Matthews International Corp. Class A	88	4,246
Regis Corp.	478	13,140
Ruby Tuesday, Inc.	584	4,380
Scientific Games Corp. Class A *	164	3,462
Service Corp. International	862	8,741
Sotheby’s	116	3,354
Strayer Education, Inc.	8	1,220

Total Consumer Services		110,553

Diversified Financials—1.0%
AmeriCredit Corp. *	1,076	10,834
Apollo Investment Corp.	250	3,958
Eaton Vance Corp.	122	3,722
Jefferies Group, Inc.	548	8,839
Raymond James Financial, Inc.	468	10,755
SEI Investments Co.	226	5,580
Waddell & Reed Financial, Inc. Class A	120	3,856

Total Diversified Financials		47,544

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Energy—3.8%
Arch Coal, Inc.	326	$14,181
Bill Barrett Corp. *	50	2,363
Cimarex Energy Co.	170	9,306
Denbury Resources, Inc. *	156	4,454
Encore Acquisition Co. *	110	4,431
FMC Technologies, Inc. *	390	22,188
Forest Oil Corp. *	102	4,994
Frontier Oil Corp.	590	16,084
Grant Prideco, Inc. *	224	11,025
Helmerich & Payne, Inc.	224	10,499
Newfield Exploration Co. *	184	9,724
Overseas Shipholding Group, Inc.	86	6,023
Patterson-UTI Energy, Inc.	602	15,760
Pioneer Natural Resources Co.	194	9,529
Plains Exploration & Production Co. *	100	5,314
Pride International, Inc. *	434	15,168
Quicksilver Resources, Inc. *	104	3,799
Southwestern Energy Co. *	216	7,277
Superior Energy Services *	220	8,716
Tidewater, Inc.	110	6,062

Total Energy		186,897

Food & Staples Retailing—1.2%
BJ’s Wholesale Club, Inc. *	1,150	41,044
Ruddick Corp.	512	18,872

Total Food & Staples Retailing		59,916

Food Beverage & Tobacco—3.1%
Corn Products International, Inc.	408	15,153
Hansen Natural Corp. *	96	3,389
Hormel Foods Corp.	780	32,495
J.M. Smucker Co. (The)	222	11,235
Lancaster Colony Corp.	152	6,074
PepsiAmericas, Inc.	644	16,441
Smithfield Foods, Inc. *	1,970	50,747
Tootsie Roll Industries, Inc.	105	2,646
Universal Corp.	188	12,320

Total Food Beverage & Tobacco		150,500

Health Care Equipment & Service—6.7%
Advanced Medical Optics, Inc *	212	4,304
Apria Healthcare Group, Inc. *	390	7,703
Beckman Coulter, Inc.	198	12,781
Cerner Corp. *	132	4,921
Community Health Systems, Inc. *	934	31,353
DENTSPLY International, Inc.	234	9,032

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Health Care Equipment & Service—6.7% (continued)
Edwards Lifesciences Corp. *	114	$5,079
Gen-Probe, Inc. *	32	1,542
Health Management Associates, Inc. Class A *	3,664	19,383
Health Net, Inc. *	1,466	45,152
Henry Schein, Inc. *	504	28,930
Hill-Rom Holdings, Inc.	180	4,678
Hillenbrand Industries, Inc. *	192	9,178
Hologic, Inc. *	58	3,225
Intuitive Surgical, Inc. *	8	2,595
Kindred Healthcare, Inc. *	942	20,602
Kinetic Concepts, Inc. *	138	6,380
LifePoint Hospitals, Inc. *	438	12,032
Lincare Holdings, Inc. *	230	6,465
Omnicare, Inc.	1,296	23,535
Psychiatric Solutions, Inc. *	192	6,513
Resmed, Inc. *	78	3,290
STERIS Corp.	222	5,956
Universal Health Services, Inc. Class B	470	25,234
VCA Antech, Inc. *	140	3,829
WellCare Health Plans, Inc. *	644	25,084

Total Health Care Equipment & Service		328,776

Household & Personal Products—0.9%
Alberto-Culver Co.	306	8,387
Church & Dwight Co., Inc.	200	10,848
Energizer Holdings, Inc. *	148	13,392
NBTY, Inc. *	360	10,782

Total Household & Personal Products		43,409

Insurance—5.5%
American Financial Group, Inc.	784	20,039
Arthur J. Gallagher & Co.	314	7,417
Brown & Brown, Inc.	192	3,337
Commerce Group, Inc.	294	10,602
Everest Re Group Ltd.	240	21,487
Fidelity National Financial, Inc. Class A	1,976	36,220
First American Corp.	1,284	43,578
Hanover Insurance Group, Inc. (The)	318	13,083
HCC Insurance Holdings, Inc.	398	9,031
Horace Mann Educators Corp.	238	4,160
Mercury General Corp.	320	14,179
Old Republic International Corp.	1,368	17,661
Protective Life Corp.	386	15,656

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Insurance—5.5% (continued)
StanCorp Financial Group, Inc.	260	$12,405
Unitrin, Inc.	344	12,157
W.R. Berkley Corp.	926	25,641

Total Insurance		266,653

Materials—8.4%
Airgas, Inc.	320	14,550
Albemarle Corp.	266	9,714
AptarGroup, Inc.	36	1,401
Cabot Corp.	384	10,752
Carpenter Technology Corp.	124	6,940
CF Industries Holdings, Inc.	132	13,678
Chemtura Corp.	2,614	19,187
Cleveland-Cliffs, Inc.	116	13,899
Commercial Metals Co.	1,450	43,458
Cytec Industries, Inc.	284	15,293
Ferro Corp.	538	7,995
FMC Corp.	236	13,096
Louisiana-Pacific Corp.	604	5,545
Lubrizol Corp.	342	18,984
Martin Marietta Materials, Inc.	86	9,131
Minerals Technologies, Inc.	86	5,401
Olin Corp.	682	13,476
Packaging Corp. of America	414	9,245
Reliance Steel & Aluminum Co.	720	43,100
RPM International, Inc.	876	18,343
Scotts Miracle-Gro Co. (The) Class A	408	13,227
Sensient Technologies Corp.	210	6,193
Sonoco Products Co.	680	19,468
Steel Dynamics, Inc.	776	25,639
Temple-Inland, Inc.	1,170	14,882
Terra Industries, Inc. *	296	10,517
Valspar Corp. (The)	730	14,483
Worthington Industries, Inc.	728	12,281

Total Materials		409,878

Media—1.1%
Belo Corp. Class A	606	6,405
Entercom Communications Corp. Class A	146	1,450
Getty Images, Inc. *	150	4,800
Harte-Hanks, Inc.	358	4,894
John Wiley & Sons, Inc. Class A	140	5,558
Lamar Advertising Co. Class A *	120	4,312
Lee Enterprises, Inc.	410	4,104

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Media—1.1% (continued)
Media General, Inc. Class A	230	$3,225
Scholastic Corp. *	314	9,504
Valassis Communications, Inc. *	786	8,528

Total Media		52,780

Pharmaceuticals, Biotechnology—1.5%
Affymetrix, Inc. *	92	1,602
Cephalon, Inc. *	126	8,114
Charles River Laboratories International, Inc. *	94	5,540
Covance, Inc. *	92	7,633
Endo Pharmaceuticals Holdings, Inc. *	190	4,549
Invitrogen Corp. *	68	5,812
Medicis Pharmaceutical Corp. Class A	80	1,575
Millennium Pharmaceuticals, Inc. *	166	2,566
Par Pharmaceutical Cos. Inc *	194	3,374
PDL Biopharma, Inc. *	144	1,525
Perrigo Co.	236	8,903
Pharmaceutical Product Development, Inc.	172	7,207
Sepracor, Inc. *	242	4,724
Techne Corp. *	16	1,078
Valeant Pharmaceuticals International *	418	5,363
Varian, Inc. *	66	3,823
Vertex Pharmaceuticals, Inc *	50	1,195

Total Pharmaceuticals, Biotechnology		74,583

Real Estate—4.7%
Alexandria Real Estate Equities, Inc.	116	10,756
AMB Property Corp.	62	3,374
BRE Properties, Inc.	40	1,822
Camden Property Trust	136	6,827
Cousins Properties, Inc.	36	890
Duke Realty Corp.	230	5,246
Equity One, Inc.	58	1,390
Federal Realty Investment Trust	1,724	134,386
Health Care REIT, Inc.	54	2,437
Highwoods Properties, Inc.	76	2,361
Hospitality Properties Trust	176	5,988
Jones Lang LaSalle, Inc.	164	12,684
Liberty Property Trust	122	3,795
Macerich Co. (The)	60	4,216
Mack-Cali Realty Corp.	122	4,357
Nationwide Health Properties, Inc.	54	1,823
Potlatch Corp.	186	7,676
Rayonier, Inc.	144	6,255

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Real Estate—4.7% (continued)
Realty Income Corp.	52	$1,332
Regency Centers Corp.	34	2,202
UDR Inc.	174	4,266
Weingarten Realty Investors	90	3,100

Total Real Estate		227,183

Retailing—7.0%
99 Cents Only Stores *	700	6,923
Advance Auto Parts, Inc.	670	22,814
Aeropostale, Inc. *	280	7,591
American Eagle Outfitters, Inc.	590	10,331
AnnTaylor Stores Corp. *	370	8,947
Barnes & Noble, Inc.	694	21,271
Borders Group, Inc.	1,734	10,179
Carmax, Inc. *	1,608	31,226
Charming Shoppes, Inc. *	2,912	14,065
Chico’s FAS, Inc. *	704	5,005
Coldwater Creek, Inc. *	650	3,283
Collective Brands, Inc. *	924	11,199
Dick’s Sporting Goods, Inc. *	486	13,015
Dollar Tree, Inc. *	664	18,320
Foot Locker, Inc.	2,170	25,541
Guess?, Inc.	140	5,666
NetFlix, Inc. *	254	8,801
O’Reilly Automotive, Inc. *	376	10,724
Pacific Sunwear of California, Inc. *	450	5,675
PetSmart, Inc.	754	15,412
Rent-A-Center, Inc. *	994	18,240
Ross Stores, Inc.	1,038	31,097
Saks, Inc. *	940	11,722
Urban Outfitters, Inc. *	226	7,085
Williams-Sonoma, Inc.	668	16,192

Total Retailing		340,324

Semiconductors & Semiconductor Equipment —1.0%
Atmel Corp. *	1,920	6,682
Cree, Inc. *	86	2,405
Cypress Semiconductor Corp. *	218	5,147
Fairchild Semiconductor International, Inc. *	564	6,723
Integrated Device Technology, Inc. *	330	2,947
International Rectifier Corp. *	208	4,472
Intersil Corp. Class A	146	3,748
Lam Research Corp. *	272	10,395

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Semiconductors & Semiconductor Equipment —1.0% (continued)
RF Micro Devices, Inc. *	920	$2,447
Semtech Corp. *	86	1,232
Silicon Laboratories, Inc. *	48	1,514
Triquint Semiconductor, Inc. *	406	2,054

Total Semiconductors & Semiconductor Equipment		49,766

Software & Services—2.5%
ACI Worldwide, Inc. *	84	1,673
Activision, Inc. *	266	7,264
Acxiom Corp.	614	7,288
Advent Software, Inc. *	22	938
Alliance Data Systems Corp. *	146	6,936
Broadridge Financial Solutions, Inc.	484	8,518
Cadence Design Systems, Inc. *	508	5,425
CSG Systems International, Inc. *	126	1,433
Digital River, Inc. *	46	1,425
DST Systems, Inc. *	136	8,941
Fair Isaac Corp.	116	2,496
Gartner, Inc. *	326	6,305
Global Payments, Inc.	122	5,046
Jack Henry & Associates, Inc.	128	3,158
Macrovision Corp. *	56	756
McAfee, Inc. *	168	5,559
Mentor Graphics Corp. *	392	3,461
Metavante Technologies, Inc.	344	6,877
MPS Group, Inc. *	1,004	11,868
NeuStar, Inc. Class A *	68	1,801
Parametric Technology Corp. *	272	4,347
SRA International, Inc. Class A *	230	5,591
Sybase, Inc. *	198	5,207
Synopsys, Inc. *	252	5,723
ValueClick, Inc. *	140	2,415
Wind River Systems, Inc. *	146	1,130

Total Software & Services		121,581

Technology Hardware & Equipment—11.3%
3Com Corp. *	1,424	3,261
ADC Telecommunications, Inc. *	410	4,953
Adtran, Inc.	114	2,109
Amphenol Corp. Class A	324	12,069
Arrow Electronics, Inc. *	2,046	68,848
Avnet, Inc. *	2,250	73,643
Avocent Corp. *	130	2,197
CommScope, Inc. *	238	8,290
Diebold, Inc.	446	16,747
Dycom Industries, Inc. *	202	2,426
F5 Networks, Inc. *	94	1,708

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Technology Hardware & Equipment—11.3% (continued)
Foundry Networks, Inc. *	630	$7,295
Harris Corp.	336	16,306
Imation Corp.	464	10,551
Ingram Micro, Inc. Class A *	9,008	142,596
Kemet Corp. *	540	2,182
National Instruments Corp.	106	2,771
NCR Corp. *	1,272	29,040
Palm, Inc.	1,262	6,310
Plantronics, Inc.	156	3,012
Polycom, Inc. *	190	4,283
Tech Data Corp. *	2,830	92,823
Vishay Intertechnology, Inc. *	1,194	10,818
Western Digital Corp. *	944	25,526
Zebra Technologies Corp. Class A *	114	3,798

Total Technology Hardware & Equipment		553,562

Telecommunication Services—0.4%
Cincinnati Bell, Inc. *	1,396	5,947
Telephone & Data Systems, Inc.	372	14,608

Total Telecommunication Services		20,555

Transportation—3.4%
AirTran Holdings, Inc. *	1,396	9,214
Alaska Air Group, Inc. *	730	14,323
Alexander & Baldwin, Inc.	166	7,151
Avis Budget Group, Inc. *	2,250	23,895
Con-way, Inc.	502	24,839
J.B. Hunt Transport Services, Inc.	672	21,121
JetBlue Airways Corp. *	2,090	12,122
Kansas City Southern *	128	5,134
Werner Enterprises, Inc.	618	11,470
YRC Worldwide, Inc. *	2,920	38,310

Total Transportation		167,579

Utilities—7.4%
AGL Resources, Inc.	344	11,806
Alliant Energy Corp.	418	14,634
Aqua America, Inc.	136	2,554
Aquila, Inc. *	1,872	6,009
Black Hills Corp.	82	2,934
DPL, Inc.	254	6,513
Energen Corp.	110	6,853
Energy East Corp.	956	23,059
Equitable Resources, Inc.	128	7,539
Great Plains Energy, Inc.	538	13,262
Hawaiian Electric Industries, Inc.	538	12,842
IDACORP, Inc.	126	4,046

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Utilities—7.4% (continued)
MDU Resources Group, Inc.	798	$19,591
National Fuel Gas Co.	214	10,103
Northeast Utilities	962	23,607
NSTAR	478	14,546
OGE Energy Corp.	520	16,208
ONEOK, Inc.	1,352	60,339
PNM Resources, Inc.	568	7,083
Puget Energy, Inc.	588	15,212
SCANA Corp.	548	20,046
Sierra Pacific Resources	1,048	13,236
Vectren Corp.	384	10,303
Westar Energy, Inc.	332	7,560
WGL Holdings, Inc.	408	13,080
Wisconsin Energy Corp.	440	19,356

Total Utilities		362,321

Total Investments—99.4% (Cost $5,076,777)		4,848,655

Other Assets in Excess of Liabilites—0.6%		31,539

Net Assets—100.0%		$4,880,194

* Non-income producing security.

See Notes to Schedule of Investments.

REVENUESHARES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

		Fair
Investments	Shares	Value

COMMON STOCKS—99.1%
Automobiles & Components—1.3%
Drew Industries, Inc. *	224	$5,479
Fleetwood Enterprises, Inc. *	3,882	17,858
Monaco Coach Corp.	1,348	12,779
Spartan Motors, Inc.	546	4,619
Standard Motor Products, Inc.	952	5,826
Superior Industries International, Inc.	452	9,379
Winnebago Industries, Inc.	368	6,219

Total Automobiles & Components		62,159

Banks—4.0%
Anchor Bancorp Wisconsin, Inc.	120	2,276
Bank Mutual Corp.	182	1,955
BankAtlantic Bancorp, Inc. Class A	1,198	4,684
BankUnited Financial Corp. Class A	1,050	5,261
Boston Private Financial Holdings, Inc.	186	1,970
Brookline Bancorp, Inc.	130	1,492
Cascade Bancorp	104	994
Central Pacific Financial Corp.	180	3,393
Columbia Banking System, Inc.	60	1,343
Community Bank System, Inc.	138	3,389
Corus Bankshares, Inc.	690	6,714
Dime Community Bancshares, Inc.	126	2,202
Downey Financial Corp.	268	4,926
East West Bancorp, Inc.	270	4,793
First BanCorp.	1,758	17,862
First Commonwealth Financial Corp.	294	3,407
First Financial Bancorp	214	2,878
First Midwest Bancorp, Inc.	168	4,665
FirstFed Financial Corp. *	178	4,833
Flagstar Bancorp, Inc.	1,522	10,990
Franklin Bank Corp. *	774	2,345
Frontier Financial Corp.	144	2,546
Glacier Bancorp, Inc.	170	3,259
Guaranty Financial Group, Inc. *	94	998
Hancock Holding Co.	108	4,538
Hanmi Financial Corp.	306	2,261
Independent Bank Corp.	268	2,782
Irwin Financial Corp.	616	3,271
Nara Bancorp, Inc.	134	1,741
National Penn Bancshares, Inc.	70	1,273
Old National Bancorp.	170	3,060
PrivateBancorp, Inc.	94	2,958
Prosperity Bancshares, Inc.	104	2,981
Provident Bankshares Corp.	192	2,062
Signature Bank *	80	2,040
South Financial Group, Inc. (The)	522	7,757
Sterling Bancorp	106	1,646
Sterling Bancshares, Inc.	244	2,425

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Banks—4.0% (continued)
Sterling Financial Corp.	404	$6,306
Susquehanna Bancshares, Inc.	296	6,030
Triad Guaranty, Inc. *	300	1,500
TrustCo Bank Corp.	180	1,600
UCBH Holdings, Inc.	402	3,120
UMB Financial Corp.	236	9,723
Umpqua Holdings Corp.	324	5,025
United Bankshares, Inc.	138	3,678
United Community Banks Inc.	288	4,890
Whitney Holding Corp.	258	6,396
Wilshire Bancorp, Inc.	182	1,390
Wintrust Financial Corp.	178	6,221

Total Banks		195,849

Capital Goods—12.6%
A.O. Smith Corp.	590	19,393
AAR Corp. *	268	7,308
Acuity Brands, Inc.	568	24,396
Albany International Corp. Class A	252	9,107
Apogee Enterprises, Inc.	316	4,866
Applied Industrial Technologies, Inc.	604	18,054
Applied Signal Technology, Inc.	118	1,392
Astec Industries, Inc. *	204	7,907
Baldor Electric Co.	424	11,872
Barnes Group, Inc.	418	9,593
Belden, Inc.	366	12,927
Brady Corp. Class A	300	10,029
Briggs & Stratton Corp.	852	15,251
C&D Technologies, Inc. *	850	4,267
Cascade Corp.	68	3,353
Ceradyne, Inc. *	140	4,474
CLARCOR, Inc.	230	8,177
Cubic Corp.	198	5,629
Curtiss-Wright Corp.	250	10,370
EMCOR Group, Inc. *	1,957	43,464
EnPro Industries, Inc. *	294	9,170
Esterline Technologies Corp. *	200	10,074
Gardner Denver, Inc. *	488	18,105
GenCorp, Inc. *	538	5,536
Gibraltar Industries, Inc.	874	10,252
Griffon Corp. *	1,186	10,200
Insituform Technologies, Inc. Class A *	420	5,809
Kaman Corp.	342	9,675
Kaydon Corp.	80	3,513
Lawson Products, Inc.	144	3,967
Lennox International, Inc.	984	35,394
Lindsay Corp.	42	4,304
Lydall, Inc. *	314	3,595
Magnetek, Inc. *	193	664

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Capital Goods—12.6% (continued)
Moog, Inc. Class A *	294	$12,410
Mueller Industries, Inc.	796	22,965
NCI Buildings Systems, Inc. *	436	10,551
Orbital Sciences Corp. *	590	14,219
Regal-Beloit Corp.	338	12,381
Robbins & Myers, Inc.	176	5,746
Shaw Group, Inc. (The) *	730	34,412
Simpson Manufacturing Co., Inc.	284	7,719
Standex International Corp.	298	6,657
Teledyne Technologies, Inc. *	264	12,408
Toro Co.	308	12,748
Tredegar Corp.	684	12,456
Triumph Group, Inc.	100	5,693
Universal Forest Products, Inc.	788	25,374
Valmont Industries, Inc.	160	14,062
Vicor Corp.	122	1,457
Wabash National Corp.	1,540	13,845
Watsco, Inc.	440	18,225
Watts Water Technologies, Inc. Class A	426	11,941
Woodward Governor Co.	260	6,947

Total Capital Goods		624,303

Commercial Services & Supplies—5.3%
ABM Industries, Inc.	1,246	27,960
Administaff, Inc.	446	10,530
Angelica Corp.	234	4,198
Bowne & Co., Inc.	426	6,497
CDI Corp.	458	11,473
Consolidated Graphics, Inc. *	168	9,416
G&K Services, Inc. Class A	212	7,549
Healthcare Services Group, Inc.	236	4,871
Heidrick & Struggles International, Inc.	168	5,465
Interface, Inc. Class A	602	8,458
Mobile Mini, Inc. *	148	2,812
On Assignment, Inc. *	720	4,572
School Specialty, Inc. *	268	8,453
Spherion Corp. *	2,342	14,333
Standard Register Co. (The)	666	5,188
Tetra Tech, Inc. *	666	12,994
TrueBlue, Inc. *	824	11,075
United Stationers, Inc. *	848	40,450
Viad Corp.	298	10,731
Volt Information Sciences, Inc. *	1,724	29,239
Waste Connections, Inc. *	264	8,115
Watson Wyatt Worldwide, Inc. Class A	288	16,344

Total Commercial Services & Supplies		260,723

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Consumer Durables & Apparel—6.5%
Arctic Cat, Inc.	636	$4,636
Bassett Furniture Industries, Inc.	304	3,751
Champion Enterprises, Inc. *	1,362	13,661
CROCS, Inc. *	160	2,795
Deckers Outdoor Corp. *	22	2,372
Ethan Allen Interiors, Inc.	318	9,041
Fossil, Inc. *	276	8,429
Iconix Brand Group, Inc. *	58	1,006
JAKKS Pacific, Inc. *	292	8,050
K-Swiss, Inc. Class A	218	3,449
La-Z-Boy, Inc.	2,592	21,618
Libbey Inc.	456	7,679
M/I Homes, Inc.	1,176	19,969
Maidenform Brands, Inc. *	290	4,718
MarineMax, Inc. *	768	9,569
Meritage Homes Corp. *	1,554	30,024
Movado Group, Inc.	178	3,469
National Presto Industries, Inc.	50	2,620
Nautilus, Inc.	976	3,211
Oxford Industries, Inc.	432	9,733
Perry Ellis International, Inc. *	425	9,278
Polaris Industries, Inc.	332	13,615
Pool Corp.	844	15,943
Quiksilver, Inc. *	2,214	21,720
RC2 Corp. *	162	3,397
Russ Berrie & Co., Inc. *	176	2,475
Skechers U.S.A., Inc. Class A *	554	11,196
Skyline Corp.	116	3,227
Standard-Pacific Corp.	9,884	48,037
Sturm Ruger & Co., Inc. *	178	1,467
UniFirst Corp.	214	7,937
Universal Electronics, Inc. *	66	1,598
Volcom, Inc. *	88	1,778
Wolverine World Wide, Inc.	428	12,416

Total Consumer Durables & Apparel		323,884

Consumer Services—3.4%
Bright Horizons Family Solutions, Inc. *	190	8,178
Buffalo Wild Wings, Inc. *	102	2,499
California Pizza Kitchen, Inc. *	356	4,667
CEC Entertainment, Inc. *	252	7,278
CKE Restaurants, Inc.	980	10,995
Coinstar, Inc. *	198	5,572
CPI Corp.	100	1,727
Hillenbrand Inc. *	100	2,210
IHOP Corp.	68	3,257
Jack in the Box, Inc. *	896	24,075
Landry’s Restaurants, Inc.	446	7,261
Marcus Corp.	158	3,034

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Consumer Services—3.4% (continued)
Monarch Casino & Resort, Inc. *	56	$992
Multimedia Games, Inc. *	140	748
O’Charleys, Inc.	624	7,188
Panera Bread Co. Class A *	230	9,635
Papa John’s International, Inc. *	422	10,216
Peet’s Coffee & Tea, Inc. *	80	1,881
P.F. Chang’s China Bistro, Inc. *	362	10,294
Pinnacle Entertainment, Inc. *	322	4,122
Pre-Paid Legal Services, Inc.	80	3,393
Red Robin Gourmet Burgers, Inc. *	168	6,312
Ruth’s Chris Steak House *	252	1,741
Shuffle Master, Inc. *	136	728
Sonic Corp. *	278	6,127
Steak N Shake Co. (The) *	502	3,951
Texas Roadhouse, Inc. Class A *	524	5,135
Triarc Cos., Inc. Class B	1,470	10,158
Universal Technical Institute, Inc. *	182	2,135
WMS Industries, Inc. *	144	5,180

Total Consumer Services		170,689

Diversified Financials—0.8%
Cash America International, Inc.	232	8,445
Financial Federal Corp.	76	1,658
First Cash Financial Services, Inc. *	206	2,128
Investment Technology Group, Inc. *	136	6,280
LaBranche & Co., Inc. *	938	4,080
optionsXpress Holdings, Inc.	70	1,450
Piper Jaffray Cos. *	102	3,464
Portfolio Recovery Associates, Inc.	48	2,059
Rewards Network, Inc. *	398	1,783
SWS Group, Inc.	318	3,889
TradeStation Group, Inc. *	108	920
World Acceptance Corp. *	82	2,612

Total Diversified Financials		38,768

Energy—6.1%
Atwood Oceanics, Inc. *	38	3,485
Basic Energy Services, Inc. *	384	8,479
Bristow Group, Inc. *	146	7,836
Cabot Oil & Gas Corp.	190	9,660
CARBO Ceramics, Inc.	76	3,048
Dril-Quip, Inc. *	76	3,532
Gulf Island Fabrication, Inc.	130	3,734
Helix Energy Solutions Group, Inc. *	374	11,781
Hornbeck Offshore Services, Inc. *	64	2,923
ION Geophysical Corp. *	394	5,437
Lufkin Industries, Inc.	102	6,510
Massey Energy Co.	638	23,286

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Energy—6.1% (continued)
Matrix Service Co. *	202	$3,470
NATCO Group, Inc. Class A *	92	4,301
Oceaneering International, Inc. *	210	13,230
Patriot Coal Corp *	74	3,476
Penn Virginia Corp.	172	7,583
Petroleum Development Corp. *	50	3,464
Petroquest Energy, Inc. *	55	954
Pioneer Drilling Co. *	308	4,906
SEACOR Holdings, Inc. *	132	11,268
St. Mary Land & Exploration Co.	194	7,469
Stone Energy Corp. *	169	8,840
Superior Well Services, Inc. *	152	3,324
Swift Energy Co. *	140	6,299
Tetra Technologies, Inc. *	534	8,459
Unit Corp. *	228	12,916
W-H Energy Services, Inc. *	186	12,806
World Fuel Services Corp.	3,545	99,507

Total Energy		301,983

Food & Staples Retailing—5.1%
Andersons, Inc. (The)	56	2,498
Casey’s General Stores, Inc.	1,252	28,295
Great Atlantic & Pacific Tea Co., Inc. *	1,943	50,945
Longs Drug Stores Corp.	824	34,987
Nash Finch Co.	1,092	37,106
Performance Food Group Co. *	2,036	66,537
Spartan Stores, Inc.	880	18,348
United Natural Foods, Inc. *	850	15,904

Total Food & Staples Retailing		254,620

Food Beverage & Tobacco—2.2%
Alliance One International, Inc. *	4,652	28,098
Boston Beer Co., Inc. Class A *	86	4,088
Flowers Foods, Inc.	786	19,454
Hain Celestial Group Inc. *	240	7,080
J&J Snack Foods Corp.	162	4,450
Lance, Inc.	326	6,390
Ralcorp Holdings, Inc. *	308	17,910
Sanderson Farms, Inc.	360	13,684
TreeHouse Foods, Inc. *	404	9,235

Total Food Beverage & Tobacco		110,389

Health Care Equipment & Service—7.2%
Abaxis, Inc. *	190	4,402
Air Methods Corp. *	15	726
Allscripts Healthcare Solutions, Inc. *	134	1,383
Amedisys, Inc. *	132	5,193

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Health Care Equipment & Service—7.2% (continued)
American Medical Systems Holding *	296	$4,200
AMERIGROUP Corp. *	960	26,236
AMN Healthcare Services, Inc. *	612	9,437
AmSurg Corp. *	178	4,215
Analogic Corp.	54	3,593
ArthroCare Corp. *	50	1,668
Biolase Technology Inc *	218	674
Centene Corp. *	1,004	13,996
Chemed Corp.	180	7,596
CONMED Corp. *	244	6,256
Cooper Cos., Inc. (The)	188	6,473
Cross Country Healthcare, Inc. *	454	5,616
CryoLife Inc *	116	1,090
Cyberonics *	92	1,334
Datascope Corp.	96	3,977
Gentiva Health Services, Inc. *	610	13,274
Greatbatch, Inc. *	136	2,504
Haemonetics Corp. *	68	4,051
HealthExtras, Inc. *	588	14,606
Healthways Inc. *	86	3,039
HMS Holdings Corp. *	112	3,198
ICU Medical, Inc. *	48	1,381
IDEXX Laboratories, Inc. *	128	6,305
Immucor, Inc. *	58	1,238
Integra LifeSciences Holdings *	108	4,695
Invacare Corp.	556	12,388
inVentiv Health, Inc. *	276	7,952
Kensey Nash Corp. *	22	637
LCA-Vision, Inc.	158	1,975
LHC Group, Inc. *	100	1,680
Matria Healthcare, Inc. *	140	3,122
MedCath Corp. *	244	4,441
Mentor Corp.	70	1,800
Meridian Bioscience, Inc.	34	1,137
Merit Medical Systems, Inc. *	124	1,963
Molina Healthcare, Inc. *	544	13,284
Odyssey HealthCare, Inc. *	388	3,492
Omnicell, Inc. *	68	1,367
Osteotech, Inc. *	118	561
Owens & Minor, Inc.	1,570	61,763
Palomar Medical Technologies, Inc. *	70	1,057
Pediatrix Medical Group, Inc. *	120	8,088
PharMerica Corp. *	236	3,911
Phase Forward Inc *	46	786
PSS World Medical, Inc. *	810	13,495
RehabCare Group, Inc. *	296	4,440
Res-Care, Inc. *	528	9,055
Sunrise Senior Living, Inc. *	534	11,898
SurModics, Inc. *	12	503
Symmetry Medical, Inc. *	140	2,324

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Health Care Equipment & Service—7.2% (continued)
Theragenics Corp. *	144	$567
Vital Signs, Inc.	34	1,722
West Pharmaceutical Services, Inc.	380	16,806

Total Health Care Equipment & Service		354,570

Household & Personal Products—0.8%
Central Garden & Pet Co., Class A *	2,890	12,832
Chattem, Inc. *	50	3,317
Mannatech, Inc.	602	4,292
Spectrum Brands, Inc. *	3,638	16,625
USANA Health Sciences, Inc. *	90	1,983
WD-40 Co.	66	2,195

Total Household & Personal Products		41,244

Insurance—3.4%
Delphi Financial Group, Inc. Class A	366	10,698
Hilb Rogal & Hobbs Co.	158	4,972
Infinity Property & Casualty Corp.	256	10,650
LandAmerica Financial Group, Inc.	1,310	51,705
Navigators Group, Inc. *	66	3,590
Philadelphia Consolidated Holding Co. *	308	9,918
Presidential Life Corp.	198	3,453
ProAssurance Corp. *	120	6,460
RLI Corp.	102	5,056
Safety Insurance Group, Inc.	166	5,666
SCPIE Holdings, Inc. *	46	1,267
Selective Insurance Group, Inc.	692	16,525
Stewart Information Services Corp.	740	20,712
Tower Group, Inc.	104	2,618
United Fire & Casualty Co.	184	6,882
Zenith National Insurance Corp.	206	7,387

Total Insurance		167,559

Materials—5.9%
A.M. Castle & Co.	502	13,554
AMCOL International Corp.	164	5,122
Arch Chemicals, Inc.	338	12,594
Brush Engineered Materials, Inc. *	192	4,929
Buckeye Technologies, Inc. *	500	5,580
Century Aluminum Co *	286	18,945
Chesapeake Corp.	1,698	8,167
Deltic Timber Corp.	24	1,337
Georgia Gulf Corp.	3,990	27,650
H.B. Fuller Co.	568	11,593
Headwaters, Inc. *	918	12,108
Material Sciences Corp. *	308	2,390
Myers Industries, Inc.	382	5,016

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Materials—5.9% (continued)
Neenah Paper, Inc.	294	$7,579
NewMarket Corp.	250	18,863
OM Group, Inc. *	142	7,745
OMNOVA Solutions, Inc. *	1,216	4,852
Penford Corp.	110	2,390
PolyOne Corp. *	3,844	24,485
Quaker Chemical Corp.	220	6,884
Quanex Corp.	364	18,833
Rock-Tenn Co. Class A	796	23,856
RTI International Metals, Inc. *	74	3,346
Schulman A., Inc.	740	15,192
Schweitzer-Mauduit International, Inc.	242	5,600
Texas Industries, Inc.	132	7,935
Tronox, Inc., Class B	1,702	6,638
Wausau Paper Corp.	1,266	10,457

Total Materials		293,640

Media—0.9%
4Kids Entertainment, Inc. *	42	410
AH Belo Corp. Class A	38	434
Arbitron, Inc.	78	3,367
Live Nation, Inc. *	2,918	35,396
Radio One, Inc. Class D *	1,670	2,538

Total Media		42,145

Pharmaceuticals, Biotechnology—1.0%
Alpharma, Inc. Class A *	300	7,863
ArQule, Inc. *	12	51
Cambrex Corp.	366	2,536
Cubist Pharmaceuticals, Inc. *	245	4,513
Dionex Corp. *	32	2,464
Enzo Biochem Inc *	38	345
Kendle International, Inc. *	110	4,941
LifeCell Corp. *	38	1,597
Martek Biosciences Corp. *	104	3,179
Noven Pharmaceuticals, Inc. *	44	395
Parexel International Corp. *	356	9,293
PharmaNet Development Group, Inc. *	100	2,523
Regeneron Pharmaceuticals, Inc. *	28	537
Salix Pharmaceuticals Ltd. *	360	2,261
Savient Pharmaceuticals, Inc. *	14	280
Sciele Pharma, Inc. *	144	2,808
ViroPharma, Inc. *	208	1,860

Total Pharmaceuticals, Biotechnology		47,446

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Real Estate—1.8%
Acadia Realty Trust	38	$918
BioMed Realty Trust, Inc.	680	16,245
Colonial Properties Trust	186	4,473
Deerfield Capital Corp	154	217
DiamondRock Hospitality Co.	360	4,561
EastGroup Properties, Inc.	28	1,301
Entertainment Properties Trust	38	1,875
Essex Property Trust, Inc.	34	3,875
Extra Space Storage, Inc.	102	1,651
Forestar Real Estate Group, Inc. *	42	1,046
Home Properties, Inc.	530	25,435
Inland Real Estate Corp.	116	1,764
Kilroy Realty Corp.	42	2,063
Kite Realty Group Trust	82	1,148
Lexington Realty Trust	206	2,968
LTC Properties, Inc.	30	771
Medical Properties Trust, Inc.	68	770
Mid-America Apartment Communities, Inc.	68	3,389
National Retail Properties, Inc.	68	1,499
Parkway Properties, Inc.	58	2,144
Pennsylvania Real Estate Investment Trust	50	1,220
PS Business Parks, Inc.	46	2,387
Senior Housing Properties Trust	78	1,849
Sovran Self Storage, Inc.	40	1,708
Tanger Factory Outlet Centers, Inc.	50	1,924

Total Real Estate		87,201

Retailing—9.8%
Aaron Rents, Inc.	666	14,346
Audiovox Corp. Class A*	332	3,546
Big 5 Sporting Goods Corp.	510	4,473
Blue Nile, Inc. *	36	1,949
Brown Shoe Co., Inc.	1,312	19,772
Building Materials Holding Corp.	4,378	19,176
Cabela’s, Inc. *	1,274	18,040
Cato Corp. (The) Class A	568	8,486
Charlotte Russe Holding, Inc. *	420	7,283
Childrens Place Retail Stores, Inc. (The) *	594	14,589
Christopher & Banks Corp.	300	2,997
Dress Barn, Inc. (The) *	912	11,801
Finish Line (The) Class A	2,980	14,185
Fred’s, Inc. Class A	1,504	15,416
Genesco, Inc. *	378	8,736
Group 1 Automotive, Inc.	2,209	51,866
Gymboree Corp. *	200	7,976
Haverty Furniture Cos., Inc.	858	9,129
Hibbett Sports, Inc. *	208	3,212
Hot Topic, Inc. *	1,076	4,638
Jo-Ann Stores, Inc. *	1,096	16,144

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Retailing—9.8% (continued)
Jos. A. Bank Clothiers, Inc. *	170	$3,485
Lithia Motors, Inc. Class A	1,930	19,609
LKQ Corp. *	410	9,213
Men’s Wearhouse, Inc. (The)	520	12,100
Midas Inc. *	96	1,650
PEP Boys-Manny, Moe & Jack (The)	1,768	17,609
PetMed Express, Inc. *	110	1,220
Select Comfort Corp. *	708	2,549
Sonic Automotive, Inc. Class A	3,277	67,341
Stage Stores, Inc.	802	12,992
Stamps.com, Inc. *	62	636
Stein Mart, Inc.	2,662	14,960
Tractor Supply Co. *	576	22,764
Tuesday Morning Corp.	1,144	5,926
Tween Brands, Inc. *	304	7,521
Zale Corp. *	1,230	24,304
Zumiez, Inc. *	80	1,255

Total Retailing		482,894

Semiconductors & Semiconductor Equipment—1.6%
Actel Corp. *	144	2,205
Advanced Energy Industries, Inc. *	268	3,554
ATMI, Inc. *	106	2,950
Axcelis Technologies, Inc. *	896	5,018
Brooks Automation, Inc. *	560	5,443
Cabot Microelectronics Corp. *	80	2,572
Cohu, Inc.	150	2,438
Cymer, Inc. *	112	2,916
Diodes, Inc. *	116	2,547
DSP Group, Inc. *	138	1,758
Exar Corp. *	70	576
FEI Co. *	212	4,628
Kopin Corp. *	222	591
Kulicke & Soffa Industries, Inc. *	802	3,834
Micrel, Inc.	268	2,484
Microsemi Corp. *	172	3,922
MKS Instruments, Inc. *	404	8,645
Pericom Semiconductor Corp. *	66	969
Photronics Inc. *	388	3,705
Rudolph Technologies, Inc. *	142	1,387
Skyworks Solutions, Inc. *	766	5,576
Standard Microsystems Corp. *	90	2,626
Supertex, Inc. *	26	531
Ultratech, Inc. *	82	788
Varian Semiconductor Equipment Associates, Inc. *	206	5,799
Veeco Instruments, Inc. *	236	3,925

Total Semiconductors & Semiconductor Equipment		81,387

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Software & Services—3.0%
Ansoft Corp. *	26	$794
ANSYS, Inc. *	82	2,831
Bankrate, Inc. *	22	1,098
Blackbaud, Inc.	76	1,845
CACI International, Inc., Class A *	366	16,670
Captaris, Inc. *	206	911
Catapult Communications Corp. *	62	319
CIBER, Inc. *	1,390	6,811
Concur Technologies, Inc. *	28	869
CyberSource Corp. *	54	789
Dealertrack Holdings Inc *	50	1,011
Epicor Software Corp. *	350	3,920
EPIQ Systems, Inc. *	90	1,397
FactSet Research Systems, Inc.	60	3,232
Gevity HR, Inc.	1,120	9,699
Informatica Corp. *	194	3,310
InfoSpace, Inc.	142	1,643
j2 Global Communications, Inc. *	80	1,786
JDA Software Group, Inc. *	154	2,811
Knot, Inc. (The) *	66	776
Manhattan Associates, Inc. *	110	2,522
Mantech International Corp. Class A *	302	13,699
MAXIMUS, Inc.	164	6,020
MICROS Systems, Inc. *	192	6,463
Perficient, Inc. *	116	921
Phoenix Technologies Ltd. *	26	407
Progress Software Corp. *	132	3,949
Quality Systems, Inc.	44	1,314
Radiant Systems, Inc. *	140	1,956
Secure Computing Corp. *	230	1,484
SI International, Inc. *	176	3,377
Smith Micro Software, Inc. *	84	514
Sonic Solutions *	134	1,293
SPSS, Inc. *	70	2,715
Startek, Inc. *	222	2,045
SYKES Enterprises, Inc. *	338	5,945
Take-Two Interactive Software, Inc. *	512	13,066
THQ, Inc. *	358	7,804
Tyler Technologies, Inc. *	122	1,706
United Online, Inc.	386	4,076
Websense, Inc. *	108	2,025
Wright Express Corp. *	76	2,335

Total Software & Services		148,158

Technology Hardware & Equipment—7.9%
Adaptec, Inc. *	766	2,252
Agilysys, Inc.	636	7,378
Anixter International, Inc. *	828	53,025
Arris Group, Inc. *	856	4,982

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Technology Hardware & Equipment—7.9% (continued)
Avid Technology, Inc. *	310	$7,545
Bel Fuse, Inc. Class B	78	2,173
Benchmark Electronics, Inc. *	1,524	27,356
Black Box Corp.	234	7,219
Blue Coat Systems Inc *	42	926
Brightpoint, Inc. *	1,818	15,198
Checkpoint Systems, Inc. *	322	8,646
Cognex Corp.	98	2,139
Comtech Telecommunications Corp. *	76	2,964
CTS Corp.	594	6,356
Daktronics, Inc.	164	2,937
Digi International, Inc. *	98	1,131
Ditech Networks, Inc. *	209	614
Electro Scientific Industries, Inc. *	108	1,780
FARO Technologies, Inc. *	62	1,933
Flir Systems, Inc. *	188	5,657
Gerber Scientific, Inc. *	532	4,729
Harmonic Inc. *	258	1,961
Hutchinson Technology, Inc. *	240	3,818
Insight Enterprises, Inc. *	2,356	41,230
Intevac, Inc. *	178	2,305
Itron, Inc. *	155	13,986
Keithley Instruments, Inc.	146	1,416
Littelfuse, Inc. *	144	5,036
LoJack Corp. *	116	1,466
Mercury Computer Systems, Inc. *	146	821
Methode Electronics, Inc.	352	4,115
MTS Systems Corp.	92	2,968
Netgear, Inc. *	190	3,791
Network Equipment Technologies Inc. *	56	368
Newport Corp. *	310	3,463
Novatel Wireless, Inc. *	224	2,168
Park Electrochemical Corp.	78	2,016
PC-Tel, Inc. *	94	639
Photon Dynamics, Inc. *	80	848
Planar Systems, Inc. *	388	1,556
Plexus Corp. *	474	13,296
RadiSys Corp. *	170	1,715
Rogers Corp. *	92	3,074
Scansource, Inc. *	504	18,240
Stratasys, Inc. *	42	748
Symmetricom, Inc. *	454	1,584
Synaptics, Inc. *	40	955
SYNNEX Corp. *	3,055	64,828
Technitrol, Inc.	348	8,049
Tollgrade Communications, Inc. *	76	398
Trimble Navigation Ltd. *	278	7,948

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Technology Hardware & Equipment—7.9% (continued)
TTM Technologies, Inc. *	514	$5,818
Viasat, Inc. *	138	2,997
X-Rite, Inc. *	180	1,075

Total Technology Hardware & Equipment		391,636

Telecommunication Services—0.1%
Fairpoint Communications, Inc.	275	2,481
General Communication, Inc. Class A *	532	3,266

Total Telecommunication Services		5,747

Transportation—3.0%
Arkansas Best Corp.	720	22,939
Forward Air Corp.	98	3,473
Frontier Airlines Holdings, Inc. *	1,744	4,412
Heartland Express, Inc.	366	5,219
HUB Group, Inc., Class A *	572	18,813
Kirby Corp. *	206	11,742
Knight Transportation, Inc.	422	6,946
Landstar System, Inc.	510	26,603
Mesa Air Group, Inc. *	3,422	8,042
Old Dominion Freight Line, Inc. *	552	17,570
SkyWest, Inc.	1,120	23,654

Total Transportation		149,413

Utilities—5.4%
ALLETE, Inc.	182	7,029
American States Water Co.	64	2,304
Atmos Energy Corp.	1,976	50,389
Avista Corp.	608	11,892
Central Vermont Public Service Corp.	108	2,581
CH Energy Group, Inc.	232	9,025
Cleco Corp.	330	7,319
El Paso Electric Co. *	270	5,770
Laclede Group, Inc. (The)	522	18,599
New Jersey Resources Corp.	795	24,685
Northwest Natural Gas Co.	194	8,427
Piedmont Natural Gas Co., Inc.	584	15,336
South Jersey Industries, Inc.	230	8,075
Southern Union Co.	766	17,825
Southwest Gas Corp.	648	18,118
UGI Corp.	1,790	44,607
UIL Holdings Corp.	238	7,171
UniSource Energy Corp.	390	8,681

Total Utilities		267,833

See Notes to Schedule of Investments.

		Fair
Investments	Shares	Value

Total Investments—99.1% (Cost $4,987,648)		$4,904,240

Other Assets Less Liabilities—0.9%		43,412

Net Assets—100.0%		$4,947,652

* Non-income producing security.

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

1.              ORGANIZATION

The RevenueShares ETF Trust, (the ‘‘Trust’’) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of three active funds (collectively, the “Funds” and individually the “Fund”).  Each Fund is a diversified fund under the Act. The Funds commenced operations on February 22, 2007.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, and RevenueShares Small Cap Fund) is to outperform the total return performance of the Fund’s corresponding benchmark Standard & Poor’s index (S&P 500 Index, S&P Mid Cap 400 Index, and the S&P Small Cap 600 Index, respectively).

2.              SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent.  The NAV per share is calculated by the custodian and determined as of the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.  Security holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Board.

Investment Transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3.              FASB Statement No. 157 Disclosure

The Fund utilized various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used as of March 31, 2008 in valuing the Funds’ assets are carried at fair value:

Valuation inputs	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments
Level 1 - Quoted Prices	$4,804,654	$—	$4,848,655	$—	$4,904,240	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$4,804,654	$—	$4,848,655	$—	$4,904,240	$—

4.              ACCOUNTING PRONOUNCEMENTS

Effective June 29, 2007, the Fund adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

5.              FEDERAL INCOME TAXES

At March 31, 2008 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

RevenueShares Large Cap Fund	$5,005,029	$99,271	$(299,646)	$(200,375)

RevenueShares Mid Cap Fund	5,076,777	104,407	(332,529)	(228,122)

RevenueShares Small Cap Fund	4,987,648	202,776	(286,184)	(83,408)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By:	/s/	Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	May 28, 2008

By:	/s/	Christopher Lanza
Christopher Lanza
Principal Financial Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	May 28, 2008

By:	/s/	Christopher Lanza
Christopher Lanza
Principal Financial Officer

Date:	May 28, 2008

Item 2.    Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.